Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of realized gains and losses for derivative instruments
Individual variable annuity favorable impact	$ 187
GBAP [Member]
Summary of realized gains and losses for derivative instruments
Hedging gains/losses	(402)	$ 941	$ (1,800)
Negative Impact of Higher Interest Rate Risk [Member]
Summary of realized gains and losses for derivative instruments
Hedging gains/losses	$ 52	$ (1,000)	$ 645